UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

     For the monthly distribution period from July 1, 2007 to July 31, 2007

                    Commission File Number of issuing entity:
                                  333-140609-02

                      GMACM HOME EQUITY LOAN TRUST 2007-HE2
                (Exact name of issuing entity as specified in its
                                    charter)

                 Commission File Number of depositor: 333-140609

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
                    -----------------------------------------
              (Exact name of depositor as specified in its charter)

                               GMAC MORTGAGE, LLC
                               ------------------
               (Exact name of sponsor as specified in its charter)

                     New York                                     None
------------------------------------------------           ---------------------
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
       organization of the issuing entity)                  Identification No.)

       c/o GMAC Mortgage, LLC, as Servicer
                 100 Witmer Road

                Horsham, PA                                   19044
------------------------------------------------        ----------------
    (Address of principal executive offices of              (Zip Code)
                 issuing entity)

             (215) 682-1000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)


           Title of Class              Registered/reported pursuant to (check one)
                                                                                  Name of
                                                                                 exchange
                                                                                (If Section
                                        Section       Section    Section 15(d)    12(b))
                                         12(b)         12(g)
Mortgage Pass Through Certificates,
  Series 2007-HE2, in the classes
          specified herein              [___]          [___]          [ X ]     ___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the  preceding 12 months (or for such  shorter  period that the  registrant  was required  to file  such  reports),  and  (2) has  been  subject  to such  filing
requirements for the past 90 days. Yes _X_   No __

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described herein and in Exhibit 99.1 is included in the Prospectus Supplement relating to the GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE2 (the "Notes") dated June 28, 2007, and related Prospectus dated April 17, 2007 (collectively, the "Prospectus"), of the GMACM Home Equity Loan Trust 2007-HE2 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Notes were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class A-4, Class A-5 and Class A-6.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.
ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1   July 2007 Monthly Statement to Noteholders

Exhibit 99.2 Updated financial statements for credit enhancer, Financial Guarantee Insurance Company.

                                   SIGNATURES




        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  August 27, 2007



                                    GMACM Home Equity Loan Trust 2007-HE2
                                (Issuing entity)

                                    By:  GMAC Mortgage, LLC, as Servicer


                                            By:  /s/ Tim Magauran
                                                 Name:   Tim Magauran
                                                 Title   Limited Signing Officer

EXHIBIT 99.1 -- MONTHLY STATEMENT TO NOTEHOLDERS

EXHIBIT 99.2 -- UPDATED FINANCIAL STATEMENTS FOR CREDIT ENHANCER, FINANCIAL GUARANTEE INSURANCE COMPANY